Average Annual Total Returns	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.09%
Five Years	(0.22%)
Ten Years	2.94%
Inception Date	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.12%
Five Years	(0.20%)
Ten Years	2.97%
Inception Date	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	0.35%
Ten Years	3.93%
Inception Date	Aug. 31, 2001
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.11%
Five Years	0.37%
Ten Years	3.95%
Inception Date	May 31, 2001
Return After Taxes on Distributions | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.78%
Five Years	(0.54%)
Ten Years	2.60%
Return After Taxes on Distributions | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.79%
Five Years	0.04%
Ten Years	3.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.77%
Five Years	(0.22%)
Ten Years	2.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.06%
Five Years	0.25%
Ten Years	3.31%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Dow Jones U.S. Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
Dow Jones U.S. Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.88%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	3.88%